DEFERRED ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED	12 Months Ended
Dec. 31, 2022
Insurance [Abstract]
DEFERRED ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED	DEFERRED ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED
The following table presents a rollforward of deferred acquisition costs and value of business acquired for the periods indicated:

AS AT AND FOR THE YEAR ENDED DEC. 31, 2022 US$ MILLIONS	Direct Insurance	Reinsurance	Total
Balance, beginning of year	$—	$710	$710
Acquisition from business combination	538	—	538
Additions	442	266	708
Amortization	(318)	(49)	(367)
Net change	$662	$217	$879
Balance, end of year	$662	$927	$1,589

AS AT AND FOR THE YEAR ENDED DEC. 31, 2021 US$ MILLIONS	Reinsurance	Total
Balance, beginning of year	$—	$—
Additions	720	720
Amortization	(10)	(10)
Net change	$710	$710
Balance, end of year	$710	$710
There were no deferred acquisition costs or value of business acquired in the year ended December 31, 2020.
Commissions comprise the majority of additions to deferred policy acquisition costs.
On May 25, 2022, American National was acquired by a wholly-owned subsidiary of the Company. The acquisition of American National resulted in a VOBA intangible asset of $538 million and an intangible liability of $913 million. The following table presents a rollforward of VOBA for the periods indicated:

AS AT AND FOR THE YEAR ENDED DEC. 31, 2022 US$ MILLIONS	VOBA Asset	VOBA Liability
Balance, beginning of year	$—	$—
Acquisition from business combination	538	913
Amortization	(134)	(29)
Balance, end of year	$404	$884
The amortization of positive VOBA and negative VOBA are recorded in "net changes in deferred policy acquisition cost" and "claims and policyholder benefits" in the statements of operations.
There were no VOBA assets or liabilities in 2021 or 2020.
The following table provides the projected VOBA amortization expenses for a five-year period and thereafter:

Years	VOBA Asset	VOBA Liability
2023	$71	$53
2024	31	51
2025	28	48
2026	25	46
2027	23	43
Thereafter	226	643
Total amortization expense (credit)	$404	$884